PROVISIONS FOR CONTINGENCIES - Reserve for Lawsuit Claims (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Provisions for contingencies	$ 2,862	$ 1,179
Reserve for labor claims
Disclosure of contingent liabilities [line items]
Provisions for contingencies	678	49
Reserve for regulatory claims
Disclosure of contingent liabilities [line items]
Provisions for contingencies	$ 2,184	$ 1,130